Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for non-PEO NEOs (3)	Average CAP to non-PEO NEOs (2)	Company TSR (4)	Peer Group TSR (4) (5)	Net Income (7)	Company Selected Measure (Adj. EBITDA) (6)
2022	$1,343,119	$3,471,119	$1,754,464	$905,332	$(5)	$34	$(163,747,000)	$(16,693,000)
2021	$2,040,132	$9,224,132	$1,536,336	$(1,651,011)	$216	$99	$12,786,000	$34,168,000
2020	$870,660	$1,078,660	$473,553	$24,790,562	$874	$40	$5,328,000	$18,841,000

Named Executive Officers, Footnote [Text Block]	Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ending December 31, 2022, 2021, and 2020. The amounts shown are found in the SCT.
Peer Group Issuers, Footnote [Text Block]	TSR figures assume an initial investment of $100 on December 31, 2019. For 2022, reflects the cumulative total shareholder return from December 31, 2019 to December 31, 2022. For 2021, reflects the cumulative total shareholder return from December 31, 2019 to December 31, 2021. For 2020, reflects the cumulative total shareholder return from December 31, 2019 to December 31, 2020.The peer group used for the TSR calculation is the S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 1,343,119	$ 2,040,132	$ 870,660
PEO Actually Paid Compensation Amount	$ 3,471,119	9,224,132	1,078,660
Adjustment To PEO Compensation, Footnote [Text Block]	CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	$—	$—	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$2,128,000	$7,184,000	$208,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" column in SCT	$1,103,986	$952,320	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$338,100	$1,185,384	$16,088,000
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$(65,246)	$(5,434,000)	$4,941,404
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$(18,000)	$2,013,589	$3,287,604

Non-PEO NEO Average Total Compensation Amount	$ 1,754,464	1,536,336	473,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 905,332	(1,651,011)	24,790,562
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each year were:
•2022: Michael Salaman, Gregory Sanders, Jeffrey Lasher and Paul Rutenis.
•2021: Michael Salaman, Jeffrey Lasher, Monty Lamirato, Tony Sullivan and Paul Rutenis.
•2020: Michael Salaman, Monty Lamirato and Tony Sullivan.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	$—	$—	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$2,128,000	$7,184,000	$208,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" column in SCT	$1,103,986	$952,320	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$338,100	$1,185,384	$16,088,000
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$(65,246)	$(5,434,000)	$4,941,404
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$(18,000)	$2,013,589	$3,287,604

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The tables below demonstrate the relationship between CAP to our NEOs and Total Shareholder Return ("TSR"), net income, and Adjusted EBITDA for each of 2022, 2021, and 2020.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The table below demonstrates the relationship between the Company's TSR and the Company's peer group TSR beginning December 31, 2019 and ending on December 31, 2022.
Total Shareholder Return Amount	$ (5)	216	874
Peer Group Total Shareholder Return Amount	34	99	40
Net Income (Loss)	$ (163,747,000)	$ 12,786,000	$ 5,328,000
Company Selected Measure Amount	(16,693,000)	34,168,000	18,841,000
PEO Name	Darren Lampert
Additional 402(v) Disclosure [Text Block]	2022 net loss primarily driven by goodwill impairment of $127.8 million. Please refer to or latest Annual Report on Form 10-K for additional detail on 2022 financial performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, as adjusted (i) within the “Use of Non-GAAP Financial Information” (or similarly titled non-GAAP reconciliation table) as presented in the Company’s Form 10-K for the applicable year and (ii) to exclude the impact of any other specific non-recurring and unusual items. While the Company has used numerous performance measures in connection with its executive compensation program, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link CAP to NEOs to the Company’s performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,128,000	7,184,000	208,000
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,103,986	952,320	0
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,100	1,185,384	16,088,000
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,246)	(5,434,000)	4,941,404
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,000)	$ 2,013,589	$ 3,287,604